ING SERIES FUND, INC.

ING Money Market Fund

Brokerage Cash Reserves

(each a “Fund” and collectively “Funds”)

Supplement dated May 28, 2010

to ING Money Market Fund’s Class A, Class B and Class C Prospectus, Class I Prospectus and Class O Prospectus

(each a “Prospectus” and collectively “Prospectuses”)

each dated July 31, 2009

and to Brokerage Cash Reserves’ Prospectus (“Prospectus”)

dated July 31, 2009

Effective June 30, 2010, each Fund’s Prospectuses are hereby amended as follows:

The last sentence of the second paragraph of the section entitled “Principal Investment Strategies” found on: page 2 of ING Money Market Fund’s Class A, Class B and Class C Prospectus and Class I Prospectus; on page 4 of ING Money Market Fund’s Class O Prospectus; and on page 1 of Brokerage Cash Reserves’ Prospectus is hereby deleted and replaced with the following:

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average life to maturity will not exceed 120 days.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

ING Money Market Fund

Brokerage Cash Reserves

(each a “Fund” and collectively “Funds”)

Supplement dated May 28, 2010

to ING Money Market Fund’s Class A, Class B, Class C, Class I and Class O

Statement of Additional Information (“SAI”)

dated July 31, 2009

and to Brokerage Cash Reserves’ SAI

dated July 31, 2009

Effective May 28, 2010, each Fund’s SAI is hereby amended as follows:

1.	The third paragraph of the sub-section entitled “Restrictions on Foreign Investments” of the section entitled “International Debt Securities” found on page 18 of ING Money Market Fund’s SAI and on page 16 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 10% of the Fund’s net assets may be comprised, in the aggregate, of assets that are subject to material legal restrictions on repatriation. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in United States or Hong Kong dollars and only at an exchange rate established by the government once each week.

2.	The section entitled “Restricted and Illiquid Securities” found on page 21 of ING Money Market Fund’s SAI and page 19 of Brokerage Cash Reserves’ SAI is renamed “Restricted Securities, Illiquid Securities, and Liquidity Requirements.” Additionally, the second sentence of the first paragraph of this section is hereby deleted and replaced with the following:

Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value ascribed to it by the Fund.

3.	The following paragraph is added to the newly entitled section “Restricted Securities, Illiquid Securities, and Liquidity Requirements:”

Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to ING Money Market Funds. ING Money Market Funds are required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Funds’ obligations under the 1940 Act and any commitments the Funds have made to shareholders; provided, however, that: (1) the Funds may not acquire any illiquid security if, immediately after the acquisition, the Funds would have invested more than 5% of its total assets in illiquid securities; (ii) the Funds may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) it, immediately after the acquisition, the Funds would have invested less than 10% of its total assets in Daily Liquid Assets; and (iii) the Funds shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the Funds would have invested less than 30% of its total assets in Weekly Liquid Assets.

4.	The second sentence of the first paragraph of the section entitled “Repurchase Agreements” found on page 22 of ING Money Market Fund’s SAI and on page 21 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 and Rule 2a-7 under the 1940 Act, at all times.

5.	Non-fundamental investment restriction number 4 under the section entitled “Fundamental and Non-Fundamental Investment Restrictions and Policies” found on page 26 of ING Money Market Fund’s SAI and on page 25 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

4.	invest more than 5% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of promptly within seven days in the ordinary course of business at approximately the value ascribed to it by the Fund. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Fund’s adviser or sub-adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

6.	The third paragraph of the sections entitled “Purchase and Redemption Information – Class A, Class B, Class C and Class I” and “Purchase and Redemption Information – Class O Shares Only” found on pages 49 and 51, respectively of ING Money Market Fund’s SAI and the section entitled “Purchase and Redemption of Shares” found on page 51 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which: (a) trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) for such other period as the SEC may permit by rule or by order for the protection of shareholders of the Fund.

Effective June 30, 2010, each Fund’s SAI is hereby amended as follows:

1.	The second paragraph of the section entitled “Net Asset Value” found on page 56 of ING Money Market Fund’s SAI and on page 52 of Brokerage Cash Reserves’ SAI is hereby deleted and replaced with the following:

The Fund’s use of amortized cost and the maintenance of the Fund’s per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of sixty (60) days or less, maintain a dollar-weighted average maturity to life of one hundred (120) days, or purchase only instruments having remaining maturities of 397 days or less (as determined in accordance with maturity shortening provisions of the Rule), and invest only in securities which are determined by the Board to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board to be of comparable quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE